Average Annual Total Returns - Institutional Class - PIMCO International Bond Portfolio US Dollar-Hedged	Institutional 1 Year	Institutional 5 Years	Institutional 10 Years	Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	5.72%	4.92%	5.44%	3.94%	4.40%	4.35%